Cash and Cash Equivalents - Summary of Composition of Other Operations (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Monetary position	$ 3,622,473,776	$ 4,102,962,715	$ 3,052,621,310
Exchange rate	(1,168,705,064)	(996,431,889)	(1,175,557,371)
Loss on Net Monetary Position	(960,601,364)	7,433,521	(404,252,833)
Other Operations	$ 1,493,167,348	$ 3,113,964,347	$ 1,472,811,106